Supplemental Cash Flow Information (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 16, 2018
Cash paid for or (received from):
Capital lease and other non-cash financing transactions	$ 1,000,000	$ 1,000,000	$ 1,000,000
Loans Payable [Member] | 2026 Notes [Member]
Cash paid for or (received from):
Face amount of debt instrument				$ 350,000,000
Secured Debt [Member] | Term Loan Facility Maturing In 2025 [Member]
Cash paid for or (received from):
Face amount of debt instrument				$ 650,000,000